COMMITMENTS AND CONTINGENCIES (Legal Claims) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended						12 Months Ended
	Apr. 01, 2015 ILS (₪)	Jan. 31, 2016 USD ($)	Mar. 31, 2014 USD ($)	Nov. 30, 2011 USD ($)	Oct. 25, 2010 USD ($)	Aug. 31, 2010 USD ($)	Aug. 31, 2010 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Litigation settlement amount			$ 430
Accrual for litigation								$ 334
Damages paid			$ 154					$ 347		$ 465
Syneron [Member]
Loss Contingencies [Line Items]
Damages sought | ₪									₪ 0
Employment Agreement Breach [Member]
Loss Contingencies [Line Items]
Obligation to litigation settlement | ₪	₪ 100
Damages sought						$ 1,500
Employment Agreement Breach [Member] | Initial Preliminary Hearing [Member]
Loss Contingencies [Line Items]
Damages sought						$ 1,300
Employment Agreement Breach [Member] | Second Preliminary Hearing [Member]
Loss Contingencies [Line Items]
Damages sought | ₪							₪ 3,000
Employment Agreement Breach [Member] | ILS [Member]
Loss Contingencies [Line Items]
Damages sought | ₪							5,700
Employment Agreement Breach [Member] | ILS [Member] | Initial Preliminary Hearing [Member]
Loss Contingencies [Line Items]
Damages sought | ₪							₪ 4,800
Estetitek [Member]
Loss Contingencies [Line Items]
Obligation to litigation settlement		$ 100
Damages sought, loss of profit				$ 1,700
Damages sought, reputation				$ 500
Product Liability [Member] | Syneron Inc [Member]
Loss Contingencies [Line Items]
Damages sought, reputation					$ 2,000